Finance income and costs (Details) - EUR (€)	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Interest income	€ 1,200,000		€ 2,000,000.0	€ 2,700,000	€ 3,800,000
Net gain on refinancing	0	€ 4,100,000	10,300,000	0	14,400,000
Reversal of impairment loss on short term investments	0		5,700,000	0	5,700,000
Net foreign exchange gains on translation of financial assets and financial liabilities	12,400,000		0	7,800,000	0
Finance income	13,600,000		18,000,000.0	10,500,000	23,900,000
Interest expense (b)	(27,600,000)		(26,400,000)	(55,600,000)	(49,100,000)
Net pension interest costs	(1,200,000)		(1,000,000.0)	(2,400,000)	(2,200,000)
Amortization of debt discounts and borrowing costs	(1,700,000)		(1,700,000)	(3,500,000)	(3,400,000)
Net Foreign Exchange Losses On Financial Assets And Liabilities	0		(2,100,000)	0	(12,300,000)
Net fair value losses on derivatives held at fair value through profit or loss	0		(200,000)	0	(400,000)
Finance costs	(30,500,000)		(31,400,000)	(61,500,000)	(67,400,000)
Net financing costs	€ (16,900,000)		€ (13,400,000)	€ (51,000,000.0)	€ (43,500,000)